General and administrative costs (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
General and administrative costs
General and administrative expense	€ 5,316	€ 3,512	€ 17,368	€ 13,685